Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Cash and equivalents	$ 4,835,549	$ 3,767,102	$ 3,143,377
Accounts receivable	188,350	245,125	197,687
Interest receivable	160,458	128,900	129,972
Current maturities of mortgage loans receivable, net of allowance of $43,396, $45,759 and $25,269 and deferred origination fees of $33,808, $45,085 and $24,007 at March 31, 2015,December 31, 2014 and December 31, 2013, respectively	702,476	1,044,286	660,490
Current maturities of bond portfolio, at fair value	48,500	805,500	796,000
Prepaid expenses	15,073	5,879	6,638
Total current assets	5,950,406	5,996,792	4,934,164
Mortgage Loans Receivable, net of current maturities, allowance of $1,172,404, $1,131,472 and $924,424 and deferred origination fess of $467,135, $417,257 and $324,861 at March 31, 2015, December 31, 2014 and December 31, 2013, respectively	24,859,324	25,330,471	24,716,310
Bond Portfolio, at fair value, net of current maturities	8,642,290	8,003,103	8,283,442
Real Estate Held for Sale	517,422	517,422	562,722
Deferred Offering Costs, net of accumulated amortization of $876,771, $844,443 and $728,012 at March 31, 2015, December 31, 2014 and December 31, 2013, respectively	855,052	860,992	709,919
Total Assets	40,824,494	40,708,780	39,206,557
Current maturities of secured investor certificates	1,975,000	2,340,000	1,876,000
Accounts payable	27,103	22,429	21,565
Dividends payable	151,002	167,780	167,780
Total current liabilities	2,153,105	2,530,209	2,065,345
Deposit on real estate held for sale	61,600	61,600	61,600
Secured Investor Certificates, Series B, net of current maturities	14,574,000	14,423,000	15,887,000
Secured Investor Certificates, Series C, net of current maturities	7,434,000	7,536,000	7,932,000
Secured Investor Certificates, Series D, net of current maturities	4,058,000	3,447,000
Total liabilities	28,280,705	27,997,809	25,945,945
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,677,798 shares at March 31, 2015, December 31, 2014 and December 31, 2013, respectively	16,778	16,778	16,778
Additional paid-in capital	19,113,458	19,113,458	19,113,458
Accumulated deficit	(6,586,447)	(6,419,265)	(5,869,624)
Total stockholders' equity	12,543,789	12,710,971	13,260,612
Total Liabilities and Stockholders' Equity	$ 40,824,494	$ 40,708,780	$ 39,206,557